Prepayment and Deposits - Schedule of Prepayments and Deposits (Details) (10-K) - USD ($)	Oct. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Prepayment And Deposits
Prepayment and deposits		$ 242,936	$ 3,277
Total prepayments and deposits	$ 238,385	$ 242,936	$ 3,277